Cash and bank balances - Summary of detailed information about cash and bank balances (Detail) - HKD ($)	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash on hand	$ 31,031	$ 31,031
General bank accounts	766,399,440	126,824,487
Total cash and bank balances	$ 766,430,471	$ 126,855,518